Other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-Current
Tax credits	$ 6,688	$ 9,623
Trust funds	42,162	22,627
Prepaid expenses	1,865	192
Other	7,746	10,198
Other non current receivables	58,461	42,640
Current
Tax credits	26,498	13,646
Guarantee deposit	7,000	35,809
Receivables from related parties	9,239	9,315
Prepaid expenses	6,122	4,662
Compensation receivable		66,612
Other	14,297	15,505
Other current receivables	$ 63,156	$ 145,549